                                     OppenheimerFunds, Inc.
                                  Two World Financial Center
                               225 Liberty Street, 11th Floor
                                New York, New York 10281-1008

March 2, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

             Re:  Oppenheimer Emerging Growth Fund (the "Registrant")
                  File Nos. 333-44176; 811-10071

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended (the
"Securities  Act"), I hereby represent that the form of Prospectus and Statement of  Additional  Information  that would have been filed  pursuant to Rule 497(c)
under the  Securities  Act  would  not have  differed  from  that  contained  in
Post-Effective  Amendment No. 7 to the  Registrant's  Registration  Statement on
Form N-1A,  which was filed  electronically  with the  Securities  and  Exchange
Commission on February 28, 2007.

                                                              Sincerely,

                                                              /s/ Nancy S. Vann
                                                              Nancy S. Vann
                                                              Vice President &
                                                              Associate Counsel
                                                              212-323-5089

Attachments

cc:   Mayer, Brown Rowe & Maw, LLP
      KPMG LLP
      Nancy S. Vann
      Gloria LaFond